Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.      Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements for the year ended December 31, 2011 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies
a) Aegean Oil	-	588	-	404,988
b) Aegean Shipping Management	8,574	-	-	-
c) General Maritime	38,681	-	-	-
e) Aegean V	-	7,019	-	-
f) Other	-	101	154	-
Total	47,255	7,708	154	404,988

      *Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements for the year ended December 31, 2012 are analyzed as follows:

	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a)Aegean Oil	$ 3,508	17,031	531	-	542	455,476	$ 1,868
b)Aegean Shipping Management	4,713	-	-	7,133	-	-	-
c)General Maritime	1,757	-	-	30,628	-	-	-
d)Melco	-	401	-	4,631	-	2,640	-
e)Aegean V	4,367	-	-	-	8,141	-	-
f)Other	903	-	929	-	72	-	-
Total	$ 15,248	17,432	1,460	42,392	8,755	458,116	$ 1,868

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2013 are analyzed as follows:

	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a)Aegean Oil	$ 2,012	10,264	1,587	-	-	414,653	$ 3,976
b)Aegean Shipping Management	9,133	-	-	7,818	-	2,042	-
c)General Maritime	452	-	-	6,258	-	-	-
d)Melco	-	244	6	7,667	-	6,658	-
e)Aegean V	2,210	-	-	-	8,756	-	-
f)Other	847	-	309	1,024	101	-	-
Total	$ 14,654	10,508	1,902	22,767	8,857	423,353	$ 3,976

*Included in the revenues from related parties in the accompanying consolidated statements of income.

(a)      Aegean Oil S.A. (the "Greek Subcontractor"): The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece.

On April 1, 2005, the Company renewed its contract with a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from selected Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payments of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on March 31, 2015 unless any of the following situations occur prior to the termination date: (i) the Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice. During the years ended December 2011, 2012 and 2013, the Company purchased from the Greek Subcontractor marine petroleum products of $404,988, $455,476 and $414,653, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

Additionally, during the year ended December 31, 2012 and 2013 the Company purchased marine petroleum products of $1,868 and $3,976 respectively that were consumed in connection with our voyage revenues and are included in the cost of voyage revenues in the accompanying consolidated statements of income.

As of December 31, 2012 and 2013, the amounts due to the Greek Subcontractor were $17,031 and $10,264 respectively, and are included under trade payables to related companies in the accompanying consolidated balance sheets.

As at December 31, 2012 and 2013, the amounts due from the Greek Subcontractor were $3,508 and $2,012 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

Additionally, as of April 5, 2010, the Greek Subcontractor and the Company's subsidiary Aegean Gas, owner of the vessel Mediterranean signed an agreement so that the Greek Subcontractor could use the vessel as a storage facility upon a rate of €35,000 per month. For the years ended December 31, 2011, 2012 and 2013, the Company's revenue under this contract was $588, $542 and $0, respectively and is presented under the revenues from related parties in the accompanying consolidated statement of income.

As at December 31, 2012 and 2013, the Company is also liable to the Greek Subcontractor for the amount of $531 and $1,587 deriving from the purchase of bunkers for own consumption and are included in the other payables to related parties in the accompanying consolidated balance sheets.

(b)      Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"): Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company.

Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2011, 2012 and 2013, amounted to $8,574, $7,133 and $7,818, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

The Company occasionally uses vessels of Aegean Shipping for transportation of its cargo. It incurred hire charges from Aegean Shipping for the year ended December 31, 2013 of $2,042, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

As at December 31, 2012 and 2013, the amounts due from Aegean Shipping were $4,713 and $9,133 respectively, and are included in the accompanying consolidated balance sheets.

(c)      General Maritime Corporation ("General Maritime"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of General Maritime which is a tanker company. During the years ended December 31, 2011, 2012 and 2013, the Company's sales to General Maritime amounted to $38,681, $30,628 and $6,258, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2012 and 2013, the amounts due from General Maritime were $1,757 and $452, respectively, which are included in the accompanying consolidated balance sheets.

(d)      Melco S.A. ("Melco")

During the year ended December 31, 2011, the Company had no transactions with Melco. During the year ended December 31, 2012, the Company sold to and purchased from Melco, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, marine petroleum products of $4,631 and $2,640, respectively, which is included under the related companies' sales and cost of marine petroleum products in the accompanying consolidated statements of income. During the year ended December 31, 2013, the Company sold to and purchased from Melco, marine petroleum products of $7,667 and $6,658, respectively. As at December 31, 2012 and 2013, the Company had a liability to Melco of $401 and $244, respectively.

         (e)  Aegean V ("Aegean V'')

In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2011, 2012 and 2013 the Company's revenue under these contracts was $7,019, $8,141 and $8,756, respectively, and is presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2012 and 2013, the amount due from Aegean V was $4,367 and $2,210 respectively, and is included in the accompanying consolidated balance sheets.

 (f)  Other companies:

The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, were $329 and $269 as of December 31, 2012 and 2013, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $574 and $578 as of December 31, 2012 and 2013, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $929 and $309 as of December 31, 2012 and 2013, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.

Sales of marine petroleum products to other companies of  Mr. Peter C. Georgiopoulos were $1,024 for the year ended December 31, 2013 and are included in the accompanying consolidated statements of income.

Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $255, $72 and $101 as of December 31, 2011, 2012 and 2013, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

Under general and administrative expenses in the accompanying consolidated statements of income the Company includes office rentals paid to a related company owned by Mr. Dimitris Melisanidis under the head offices rental agreements of $764, $671 and $724 as of December 31, 2011, 2012 and 2013, respectively.

On December 23, 2013, the Company sold the vessel Vigo, to a related company owned by Mr. Dimitris Melisanidis. The loss on sale of this vessel of $206 is included under the loss on sale of vessels in the consolidated statements of income (Note 10).